Accounts receivable, net	12 Months Ended
Dec. 31, 2011
Accounts receivable, net [Abstract]
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2010	2011
Accounts receivable	$21,259	$20,366
Less allowance for doubtful accounts	(3,194)	(4,544)

Accounts receivable, net	$18,065	$15,822

As of December 31, 2010 and 2011, the Group’s accounts receivable includes amounts earned and recognized as revenues of $6,105 and $2,133, respectively but not yet billed (unbilled receivables). Management expects all unbilled receivables to be billed and collected within 12 months of the balance sheet date.

The following table presents the movement of the allowance for doubtful accounts:

	As of December 31,
	2010	2011
Beginning allowance for doubtful accounts	$2,325	$3,194
Effect of foreign currency translation	89	216
Additions charged to bad debt expense	1,171	2,073
Recoveries	(391)	—
Termination of the VIEs	—	(939)

Ending allowance for doubtful accounts	$3,194	$4,544